PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
VY
®
Invesco Comstock Portfolio
,
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .1%
Communication Services : 8 .2%
30,389
(1)
Alphabet, Inc. - Class A
$ 3,976,705
1 .7
1,679
(1)
Charter
Communications, Inc.
- Class A
738,458
0 .3
67,461  Comcast Corp. - Class
A
2,991,221
1 .2
19,973
(1)
Meta Platforms, Inc.
- Class A
5,996,094
2 .5
21,570
(1)
T-Mobile US, Inc.
3,020,878
1 .3
24,698
(1)
Walt Disney Co.
2,001,773
0 .8
98,112
(1)
Warner Bros
Discovery, Inc.
1,065,496
0 .4
19,790,625
8 .2
Consumer Discretionary : 5 .2%
301
(1)
Booking Holdings, Inc.
928,269
0 .4
44,818
eBay, Inc.
1,976,026
0 .8
105,325
General Motors Co.
3,472,565
1 .4
58,675  Las Vegas Sands
Corp.
2,689,662
1 .1
12,151
Ralph Lauren Corp.
1,410,609
0 .6
22,359
Starbucks Corp.
2,040,706
0 .9
12,517,837
5 .2
Consumer Staples : 8 .7%
24,907
Coca-Cola Co.
1,394,294
0 .6
526,659
Haleon PLC
2,183,062
0 .9
73,675
Keurig Dr Pepper, Inc.
2,325,920
1 .0
24,950
Kimberly-Clark Corp.
3,015,208
1 .3
78,685
Kraft Heinz Co.
2,646,963
1 .1
67,816  Philip Morris
International, Inc.
6,278,405
2 .6
33,254
Sysco Corp.
2,196,427
0 .9
16,525  Tyson Foods, Inc.
- Class A
834,347
0 .3
20,874,626
8 .7
Energy : 11 .7%
11,298
Cheniere Energy, Inc.
1,875,016
0 .8
36,832
Chevron Corp.
6,210,612
2 .6
29,855
ConocoPhillips
3,576,629
1 .5
27,811
Exxon Mobil Corp.
3,270,017
1 .4
16,071
Hess Corp.
2,458,863
1 .0
102,771
Marathon Oil Corp.
2,749,124
1 .1
9,247  Pioneer Natural
Resources Co.
2,122,649
0 .9
15,369
Shell PLC, ADR
989,456
0 .4
141,096
Suncor Energy, Inc.
4,850,881
2 .0
28,103,247
11 .7
Financials : 18 .4%
17,715
Allstate Corp.
1,973,628
0 .8
88,249  American International
Group, Inc.
5,347,889
2 .2
188,798
Bank of America Corp.
5,169,289
2 .2
65,174
Citigroup, Inc.
2,680,607
1 .1
75,372  Citizens Financial
Group, Inc.
2,019,970
0 .8
97,603
Fifth Third Bancorp
2,472,284
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
9,279  Goldman Sachs
Group, Inc.
$ 3,002,406
1 .3
230,908  Huntington
Bancshares, Inc.
2,401,443
1 .0
22,443  JPMorgan Chase &
Co.
3,254,684
1 .4
17,001
M&T Bank Corp.
2,149,777
0 .9
36,847
MetLife, Inc.
2,318,045
1 .0
12,996
Morgan Stanley
1,061,383
0 .4
64,641
State Street Corp.
4,328,361
1 .8
143,871
Wells Fargo & Co.
5,878,569
2 .5
44,058,335
18 .4
Health Care : 15 .9%
4,661
AbbVie, Inc.
694,769
0 .3
38,681  Baxter International,
Inc.
1,459,821
0 .6
9,040  Becton Dickinson and
Co.
2,337,111
1 .0
36,984  Bristol-Myers Squibb
Co.
2,146,551
0 .9
57,781
CVS Health Corp.
4,034,269
1 .7
28,113  DENTSPLY SIRONA,
Inc.
960,340
0 .4
11,409
Elevance Health, Inc.
4,967,707
2 .1
36,468
(1)
Henry Schein, Inc.
2,707,749
1 .1
4,365
Humana, Inc.
2,123,660
0 .9
23,580
Johnson & Johnson
3,672,585
1 .5
31,631
Medtronic PLC
2,478,605
1 .0
37,453
Merck & Co., Inc.
3,855,786
1 .6
83,381
Sanofi, ADR
4,472,557
1 .9
17,339  Universal Health
Services, Inc. - Class B
2,180,033
0 .9
38,091,543
15 .9
Industrials : 12 .1%
14,039
Caterpillar, Inc.
3,832,647
1 .6
16,813
Eaton Corp. PLC
3,585,877
1 .5
42,249
Emerson Electric Co.
4,079,986
1 .7
18,335
FedEx Corp.
4,857,308
2 .0
25,818
General Electric Co.
2,854,180
1 .2
76,634  Johnson Controls
International PLC
4,077,695
1 .7
33,043
Textron, Inc.
2,581,980
1 .1
30,631  Westinghouse Air
Brake Technologies
Corp.
3,255,156
1 .3
29,124,829
12 .1
Information Technology : 12 .6%
91,916
Cisco Systems, Inc.
4,941,404
2 .1
48,641  Cognizant Technology
Solutions Corp. - Class
A
3,294,941
1 .4
113,656
(1)
DXC Technology Co.
2,367,455
1 .0
19,865
(1)
F5, Inc.
3,201,046
1 .3
89,057
Intel Corp.
3,165,976
1 .3
17,155
Microsoft Corp.
5,416,691
2 .3
21,020  NXP Semiconductors
NV
4,202,319
1 .7

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
VY
®
Invesco Comstock Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
31,979
Qualcomm, Inc.
$ 3,551,588
1 .5
30,141,420
12 .6
Materials : 2 .7%
35,943  CF Industries
Holdings, Inc.
3,081,753
1 .3
97,977
International Paper Co.
3,475,244
1 .4
6,556,997
2 .7
Real Estate : 0 .3%
3,822  SBA Communications
Corp.
765,050
0 .3
Utilities : 1 .3%
70,064
Dominion Energy, Inc.
3,129,759
1 .3
Total Common Stock
(Cost $206,195,269)
233,154,268
97 .1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2 .7%
Mutual Funds : 2 .7%
6,480,438
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.240%
(Cost $6,480,438) $ 6,480,438 2 .7
Total Short-Term
Investments
(Cost $6,480,438)
6,480,438
2 .7
Total Investments in
Securities
(Cost $212,675,707) $ 239,634,706 99 .8
Assets in Excess of
Other Liabilities 419,573 0.2
Net Assets $ 240,054,279 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
VY
®
Invesco Comstock Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 19,790,625 $ — $ — $ 19,790,625
Consumer Discretionary 12,517,837 — — 12,517,837
Consumer Staples 18,691,564 2,183,062 — 20,874,626
Energy 28,103,247 — — 28,103,247
Financials 44,058,335 — — 44,058,335
Health Care 38,091,543 — — 38,091,543
Industrials 29,124,829 — — 29,124,829
Information Technology 30,141,420 — — 30,141,420
Materials 6,556,997 — — 6,556,997
Real Estate 765,050 — — 765,050
Utilities 3,129,759 — — 3,129,759
Total Common Stock 230,971,206 2,183,062 — 233,154,268
Short-Term Investments 6,480,438 — — 6,480,438
Total Investments, at fair value $ 237,451,644 $ 2,183,062 $ — $ 239,634,706
Other Financial Instruments+
Forward Foreign Currency Contracts — 20,803 — 20,803
Total Assets $ 237,451,644 $ 2,203,865 $ — $ 239,655,509
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock
Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 2,242,306 EUR 2,115,760 CIBC World Markets Corp. 10/27/23 $ 3,146
USD 2,391,012 CAD 3,223,736 Deutsche Bank AG 10/27/23 16,750
USD 85,734 CAD 115,718 Deutsche Bank AG 10/27/23 508
USD 1,570,637 GBP 1,286,779 RBC Capital Markets Corp. 10/27/23 399
$ 20,803
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 39,549,667
Gross Unrealized Depreciation (12,590,668)
Net Unrealized Appreciation $ 26,958,999